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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-2819

                      IXIS Advisor Cash Management Trust
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              (Exact name of registrant as specified in charter)

  399 Boylston Street, Boston, Massachusetts                 02116
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   (Address of principal executive offices)               (Zip code)

                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 449-2810


Date of fiscal year end: June 30


Date of reporting period: March 31, 2006

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ITEM I SCHEDULE OF INVESTMENTS

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 IXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES -- PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2006 (Unaudited)

Principal
 Amount     Description                                             Value (+)
---------   -----------------------------------------------------  ------------
COMMERCIAL PAPER -- 48.9% of Net Assets

            Asset-Backed -- 15.2%
$12,000,000 Clipper Receivables Corp., 4.820%, 4/03/2006(d)....... $ 11,996,787
  5,000,000 Triple A One Funding Corp., 4.700%, 5/09/2006(d)......    4,975,194
 13,000,000 Lockhart Funding LLC, 4.770%, 5/11/2006(d)............   12,931,100
 10,000,000 ASAP Funding, Ltd., 4.750%, 5/12/2006(d)..............    9,945,903
                                                                   ------------
                                                                     39,848,984
                                                                   ------------
            Banking -- 3.8%
  5,000,000 Calyon North America Holding, Inc., 4.530%, 4/26/2006.    4,984,271
  5,000,000 Royal Bank Scotland PLC, 4.805%, 1/16/2007............    5,000,192
                                                                   ------------
                                                                      9,984,463
                                                                   ------------
            Broker/Dealer -- 3.8%
 10,000,000 Bear Stearns Co., Inc., 4.460%, 4/10/2006.............    9,988,850
                                                                   ------------
            Education -- 4.6%
 12,000,000 Johns Hopkins University, 4.700%, 5/04/2006...........   12,000,000
                                                                   ------------
            Financial -- 6.3%
  2,500,000 Rabobank USA Financial Corp., 4.820%, 4/03/2006.......    2,499,331
  4,200,000 HBOS Treasury Services PLC, 4.480%, 4/04/2006.........    4,198,432
 10,000,000 UBS Finance Delaware LLC, 4.785%, 5/10/2006...........   10,000,000
                                                                   ------------
                                                                     16,697,763
                                                                   ------------
            Health Care - Services -- 3.8%
 10,000,000 Dean Health Systems, Inc., (Credit Support: Marshall
              & Ilsley), 4.700%, 4/13/2006........................    9,984,333
                                                                   ------------
            Real Estate -- 3.8%
 10,000,000 Yorkshire Building Society, 4.620%, 5/09/2006.........    9,951,233
                                                                   ------------
            Special Purpose -- 7.6%
  5,000,000 Greyhawk Funding LLC, 4.570%, 4/04/2006(d)............    4,998,096
  5,000,000 Greyhawk Funding LLC, 4.720%, 4/18/2006(d)............    4,988,856
  5,000,000 Charta LLC, (Credit Support: AMBAC Indemnity),
              4.570%, 4/24/2006(d)................................    4,985,401
  5,000,000 Scaldis Capital LLC, 4.520%, 4/25/2006(d).............    4,984,933
                                                                   ------------
                                                                     19,957,286
                                                                   ------------
            Total Commercial Paper (Identified Cost $128,412,912).  128,412,912
                                                                   ------------
VARIABLE RATE DEMAND NOTES -- 21.9%
            Auto Parts & Equipment -- 0.2%
    400,000 White Hydraulics, Inc., (Credit Support: Amsouth
              Bank), 5.030%, 12/01/2006(b)........................      400,000
                                                                   ------------
            Financial -- 3.4%
    100,000 Business Stationery LLC, (Credit Support: JP Morgan
              Chase), 5.030%, 8/01/2007(b)........................      100,000
  2,170,000 SSK Co. LLC, (Credit Support: US Bank), 4.870%,
              11/01/2021(b).......................................    2,170,000
  3,000,000 Alpine Capital Investments LLC, (Credit Support:
              First of America), 4.930%, 9/15/2027(b).............    3,000,000
    545,000 Tanner & Guin LLC, (Credit Support: Amsouth Bank),
              4.910%, 9/01/2029(b)................................      545,000
  3,130,000 MOB Management One LLC, (Credit Support: Columbus
              Bank & Trust), 3.870%, 12/01/2031(b)................    3,130,000
                                                                   ------------
                                                                      8,945,000
                                                                   ------------
            Health Care - Services -- 3.2%
  8,400,000 American Health Centers, Inc., (Credit Support:
              Amsouth Bank), 4.910%, 3/01/2019(b).................    8,400,000
                                                                   ------------
            Manufacturing -- 0.0%
    100,000 Harris Metals LLC, (Credit Support: Amsouth Bank),
              5.030%, 6/01/2010(b)................................      100,000
                                                                   ------------
            Municipal -- 11.0%
    315,000 Birmingham, AL, Special Care Facilities Financing
              Authority, (Eye Foundation, Inc. (The)), (Credit
              Support: Columbus Bank & Trust), 3.840%,
              9/01/2018(b)........................................      315,000
 19,000,000 New Jersey Economic Development Authority, (Marina
              Energy LLC), (Credit Support: First Union), 4.850%,
              9/01/2021(b)........................................   19,000,000
  5,000,000 Connecticut State Housing Finance Authority, (Credit
              Support: AMBAC Indemnity), 4.870%, 5/15/2033(b).....    5,000,000

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 IXIS Cash Management Trust - Money Market Series -- Portfolio of Investments
                                  (continued)

Investments as of March 31, 2006 (Unaudited)

Principal
 Amount    Description                                              Value (+)
---------  ------------------------------------------------------ ------------
           Municipal - continued
$4,544,838 Los Angeles, CA, Community Redevelopment Agency,
             (Security Building), (Credit Support: FNMA),
             4.950%, 12/15/2034(b)............................... $  4,544,838
                                                                  ------------
                                                                    28,859,838
                                                                  ------------
           Real Estate -- 4.1%
   240,000 Sheffield Realty LLC, (Credit Support: Amsouth Bank),
             4.910%, 4/01/2012(b)................................      240,000
   915,000 Shayeson-Huff Properties LLC, (Credit Support:
             Firstar Bank), 4.920%, 11/01/2016(b)................      915,000
 1,825,000 Jobs Co. LLC (The), (Credit Support: First
             Commercial), 4.930%, 2/01/2022(b)...................    1,825,000
   641,000 Pine Tree Country Club, (Credit Support: Amsouth
             Bank), 4.910%, 8/01/2023(b).........................      641,000
 4,495,000 Storage World LLC, (Credit Support: Regions Bank),
             3.600%, 12/01/2024(b)...............................    4,495,000
 2,610,000 J&M LLC, Secured Promissary Note, (Credit Support:
             First Commercial), 5.030%, 10/01/2026(b)............    2,610,000
                                                                  ------------
                                                                    10,726,000
                                                                  ------------
           Total Variable Rate Demand Notes (Identified Cost
             $57,430,838)........................................   57,430,838
                                                                  ------------
MEDIUM TERM NOTES -- 13.7%
           Banking -- 3.4%
 4,000,000 Bank of America Corp. 4.810%, 6/07/2006(c)............    4,000,000
 5,000,000 Bank of America Corp. 4.810%, 12/15/2006(c)...........    5,000,000
                                                                  ------------
                                                                     9,000,000
                                                                  ------------
           Broker/Dealer -- 1.9%
 5,000,000 Merrill Lynch & Co., Inc., 144A, 4.889%, 4/04/2007(c).    5,003,252
                                                                  ------------
           Financial -- 8.4%
10,000,000 Caterpillar Financial Services Corp., 144A, 4.680%,
             7/10/2006(c)........................................   10,000,000
 7,000,000 Sigma Finance, Inc., 144A, 4.709%, 9/12/2006(c).......    6,999,843
 5,000,000 General Electric Capital Corp., 144A, 4.853%,
             4/17/2007(c)........................................    5,000,000
                                                                  ------------
                                                                    21,999,843
                                                                  ------------
           Total Medium Term Notes (Identified Cost $36,003,095).   36,003,095
                                                                  ------------
CERTIFICATES OF DEPOSIT -- 9.5%
10,000,000 Bank of Nova Scotia, 4.790%, 5/10/2006................   10,000,000
 5,000,000 Royal Bank of Canada, 4.710%, 5/22/2006...............    5,000,066
 5,000,000 Wells Fargo Bank NA, 4.865%, 1/31/2007................    4,999,771
 5,000,000 Wilmington Trust Company, 4.605%, 4/17/2006...........    5,000,011
                                                                  ------------
           Total Certificates of Deposit (Identified Cost
             $24,999,848)........................................   24,999,848
                                                                  ------------
TIME DEPOSIT -- 4.8%
12,400,000 BNP Paribas, 4.850%, 4/03/2006........................   12,400,000
                                                                  ------------
           Total Time Deposits (Identified Cost $12,400,000).....   12,400,000
                                                                  ------------
GOVERNMENT AGENCIES -- 1.9%
 5,000,000 FHLMC, 4.760%, 2/09/2007..............................    5,000,000
                                                                  ------------
           Total Government Agencies (Identified Cost $5,000,000)    5,000,000
                                                                  ------------
           Total Investments -- 100.7% (Identified Cost
             $264,246,693)(a)....................................  264,246,693
           Other assets less liabilities--(0.7)%.................   (1,714,138)
                                                                  ------------
           Net Assets -- 100%.................................... $262,532,555
                                                                  ============
--------
(+) The Fund employs the amortized cost method of security valuation as set forth in Rule 2a-7 under the Investment Company Act of 1940 which, in the opinion of the Trustees of the Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.
(a) The aggregate cost for federal income tax purposes was $264,246,693.
(b) Variable rate demand notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks or other financial institutions. Maturity dates shown represent the ultimate maturity of the note.
(c) Floating rate note. Rate shown is as of March 31, 2006.

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 IXIS Cash Management Trust - Money Market Series -- Portfolio of Investments
                                  (continued)

Investments as of March 31, 2006 (Unaudited)

(d) Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2006, these securities amounted to $59,806,270 represents 22.8% of net assets.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $27,003,095 or 10.3% of net assets.
AMBAC American Municipal Bond Assurance Corporation
FHLMC Federal Home Loan Mortgage Corporation
FNMA  Federal National Mortgage Association

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ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           IXIS Advisor Cash Management Trust

                                           By:    /s/ John T. Hailer
                                                  -----------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           By:    /s/ John T. Hailer
                                                  -----------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  May 24, 2006

                                           By:    /s/ Michael C. Kardok
                                                  -----------------------------
                                           Name:  Michael C. Kardok
                                           Title: Treasurer
                                           Date:  May 24, 2006